Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Schedule of Borrowings	The Group’s borrowings primarily consist of fixed-rate amortizing notes and its variable rate Credit Facility and Term Loan II, as illustrated below.

	December 31, 2024		December 31, 2023
	Borrowings	Interest Rate(a)	Borrowings	Interest Rate(a)
ABS Notes, Term Loan I, & other(b)	$1,443,013	7.01%	$1,158,221	5.67%
Credit Facility & Term Loan II	$368,251	8.68%	$159,000	8.66%
(a)The interest rate on the ABS Notes, Term Loan I and other notes payable represents the weighted average fixed rate of the notes, while the interest rate presented for the Credit Facility and Term Loan II represents the floating rate as of December 31, 2024 and 2023, respectively.
(b)Includes $76,100 in notes payable issued as part of the consideration in the Oaktree transaction, and $30,000 in notes payable issued by a third party financial institution in November 2024 collateralized by two natural gas processing plants and various natural gas compressors and related support equipment in the Central
Region, as of December 31, 2024. Refer to Note 5 for additional information regarding the Oaktree transaction.

Schedule of Impact of a 100 Basis Point Adjustment in the Borrowing Rate and the Impact on Finance Costs	The table below illustrates the
impact of a 100 basis point adjustment in the borrowing rate for the Credit Facility and Term Loan II and the corresponding effect on finance costs. This represents a reasonably possible change in interest rate risk.

Credit Facility & Term Loan II Interest Rate Sensitivity	December 31, 2024	December 31, 2023
+100 Basis Points	$3,683	$1,590
-100 Basis Points	$(3,683)	$(1,590)

Schedule of Contractual Cash Flows for Financial Obligations	The table below presents a reconciliation of the Group’s undiscounted future maturities of its total borrowings as of the reporting date:

	December 31, 2024	December 31, 2023
Not later than one year	$209,463	$200,822
Later than one year and not later than five years	940,780	864,264
Later than five years	585,330	259,762
Total borrowings	$1,735,573	$1,324,848
The amounts disclosed in the following
table represent the Group’s contractual undiscounted cash flows.

	Not Later Than One Year	Later Than One Year and Not Later Than Five Years	Later Than Five Years
				Total
For the year ended December 31, 2024
Trade and other payables	$35,013	$—	$—	$35,013
Borrowings	209,463	940,780	585,330	1,735,573
Leases	16,080	33,215	139	49,434
Other liabilities(a)	161,467	5,384	—	166,851
Total	$422,023	$979,379	$585,469	$1,986,871
For the year ended December 31, 2023
Trade and other payables	$53,490	$—	$—	$53,490
Borrowings	200,822	864,264	259,762	1,324,848
Leases	12,358	22,531	—	34,889
Other liabilities(a)	178,779	2,224	—	181,003
Total	$445,449	$889,019	$259,762	$1,594,230
(a)Includes accrued expenses and net revenue clearing. Excludes asset retirement obligations and revenue to be distributed.